CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 06, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalent			$ 4,345
Trade and other current receivables			48,877
Inventories			23,335
Property, plant and equipment			91,956
Other assets			20,929
Total assets			189,442
Other financial liabilities, current and non-current			43,218
Trade and other payables			22,018
Other liabilities			74,791
Total liabilities			140,027
Total Equity	$ (7,338,971)	$ (7,116,893)	$ 49,415	$ (6,999,283)	$ (6,646,445)